INVESTMENTS - Investments in equity securities (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Total net (losses) recognized	¥ (2,622,450)	$ (380,219)	¥ (9,195,509)	¥ (27,272,299)
Less: Net realized gains(losses) on equity securities sold	11,294,390	1,637,533	(452,014)	2,314,688
Net unrealized (losses) recognized on equity securities held	¥ (13,916,840)	$ (2,017,752)	¥ (8,743,495)	¥ (29,586,987)